Note 15 - Earnings Per Common Share	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]

NOTE 15 Earnings per Common Share

The following table reconciles the weighted average shares outstanding and net income for basic and diluted earnings per common share:

	Year ended December 31,
(Dollars in thousands, except per share data)	2021	2020
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,471,363	4,623,237

Net dilutive effect of:
Options	16,361	10,148
Restricted stock awards	16,214	14,263
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,503,938	4,647,648

Net income available to common shareholders	$13,564	10,302
Basic earnings per common share	3.03	2.23
Diluted earnings per common share	3.01	2.22